Income Taxes - Narrative (Details) - USD ($)	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Tax cuts and jobs act of 2017, change in tax rate, deferred tax asset, provisional income tax expense					$ 2,700,000
Tax cuts and jobs act of 2017, change in tax rate, deferred tax asset, provisional increase (decrease) in valuation allowance					1,900,000
Deferred tax asset valuation allowance					7,748,000
Net deferred tax assets					5,900,000
Net operating loss carryforwards					7,400,000
Tax credit carryforwards					528,000
Uncertain tax positions					$ 0
Effective tax rate		17.00%	40.00%	17.00%	(15.30%)
Current income taxes				$ 0	$ 915,000
Predecessor
Operating Loss Carryforwards [Line Items]
Deferred tax asset valuation allowance						$ 0
Net operating loss carryforwards	$ 0
Effective tax rate	0.00%					0.00%
Current income taxes	$ 221,000					$ 127,000